Operations	12 Months Ended
Jun. 30, 2026
Operations [Abstract]
Operations

1. Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) or (“Company”) was incorporated on September 23, 2005 with a registered address at Avenida Rebouças, 2942, in São Paulo, State of São Paulo, and has branches in the States of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão, Piauí, Tocantins and São Paulo, as well as operating in Paraguay and Bolivia. The Company is the direct and indirect parent company of closely held companies and its corporate purpose is: (i) the production and sale, import and export of agriculture products and inputs, cattle raising and forestry activities; (ii) the purchase, sale and rental of real estate in rural and/or urban areas; and (iii) real estate brokerage; and the management of its own and third-party assets.

As of June 30, 2026, the Company and its subsidiaries (the “Group”) operate 21 farms with a total area of 257,141 hectares (249,846 hectares as of June 30, 2025), comprising 187,056 hectares of own land and 70,085 hectares of leased land (173,253 hectares own land and 76,593 hectares leased as of June 30, 2025). At June 30, 2026 and 2025, operations consist of 18 farms in Brazil distributed across six states, one farm in Paraguay, and two farms in Bolivia.